RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Rent expense	$ 28,744	$ 26,938	$ 24,701
Ownership interest	100.00%
Deposit on acquisition of business	24,076,660
Zhengzhou Company [Member]
Related Party Transaction [Line Items]
Rent expense	12,867	11,428	9,909
Ownership interest	100.00%
Total purchase consideration	42,600,000
Deposit on acquisition of business	24,076,660
Business acquisition, assumed obligation	11,235,775
Deposit on acquisition of future land use right	$ 12,840,885